Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events
Subsequent Events	Note 13. — Subsequent Events Subsequent events have been evaluated through the date of this filing.	Note 16.—Subsequent Events Subsequent events have been evaluated through the date of this filing.